U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.


1.    Name and address of issuer:

            Glickenhaus & Co.
            6 East 43rd Street
            New York, New York  10017

2.    Name of each series or class of funds for which this notice is filed:

            Glickenhaus Value Portfolios, The 1996 Equity Collection, Series 2

3.    Investment Company Act File Number:  811-7423

            Securities Act File Number:  33-02881

4.    Last day of fiscal year for which this notice is filed:

            March 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

            /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

            Not Applicable

7. Number and amount of securities of the same clas or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

            None
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8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

            None

9.    Number and aggregate sale price of securities sold during the fiscal year:

            135,000 Units             $1,350,000.00

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

            135,000 Units             $1,350,000.00

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

            None

12.   Calculation of registration fee:


     (i)  Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10):              $1,350,000.00
                                                                             ----------------
    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if applicable):         +          0
                                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repurchased during the
          fiscal year (if applicable):                                       -  155,830.27
                                                                             ---------------
    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                                         +         0
                                                                             ---------------
     (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applicable):                    1,194,169.73
                                                                              ---------------
    (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of
          1933 or other applicable law or regulation
          (see instruction C.6):                                              x      1/3300%
                                                                              ---------------
   (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:             $      361.87
                                                                              ---------------

Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.



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13.   Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

            /  /

      Exhibit:  Opinion of Messrs. Battle Fowler LLP

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

            May 29, 1997


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                    By:  Glickenhaus & Co.

                                    /s/Michael J. Lynch
By (Signature and Title)*           -------------------------------
                                    Michael J. Lynch
                                    Director, Unit Trust Department

         Date:  May 29, 1997





  *  Please print the name and title of the signing officer below the signature.

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